Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Current and Deferred Components of Income Tax

The current and deferred components of income tax are as follows:

(in millions of Euros)	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Current tax expense	(26)	(19)	(21)
Deferred tax (expense) / benefit	(54)	(50)	53

Total Income tax (expense) / benefit	(80)	(69)	32

Summary of Income Tax Reconciliation Using Composite Statutory Income Tax Rate Applicable by Tax Jurisdictions

Using a composite statutory income tax rate applicable by tax jurisdictions, the income tax can be reconciled as follows:

(in millions of Euros)	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Income / (Loss) before income tax	49	65	(584)

Composite statutory income tax rate applicable by tax jurisdiction	31.9%	24.9%	38.2%

Income tax (expense) / benefit calculated at composite statutory tax rate applicable by tax jurisdictions	(16)	(16)	223
Tax effect of:
Changes in recognized and unrecognized deferred tax assets(A)	(61)	(45)	(177)
Change in tax rate(B)	(11)	(6)	—
Other	8	(2)	(14)

Income tax (expense) / benefit	(80)	(69)	32

Effective income tax rate	163%	106%	5%

(A)	Change in recognized and unrecognized deferred tax assets mainly relates to unrecognized tax losses carried forward for the years ended December 31, 2017 and 2016 and to impairment of long term assets of one of our main entities for the year ended December 31, 2015 (see NOTE 18—Deferred income taxes).

(B)	For the year ended December 31, 2017, change in tax rate relates mainly to the U.S. income tax rate decrease from 40% to 27% for €16 million applicable from January 1, 2018 and to the gradual decrease in French tax rate to 25.82% as from 2022. For the year ended December 31, 2016, change in tax rate relates to French income tax decrease from 34,43% to 28,92% starting in 2020, enacted by 2016 Financial Tax bill.